Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment information
43.	Segment information

a)	General information

The Group is primarily engaged in digital advertising, integrated marketing, marketing survey, artificial intelligence technology, data analysis, content service platform and production of audio-visual programs.

b)	Measurement of segment information

The Group’s reportable segments are strategic business units which provide different products and services. The accounting policies adopted by the operating segments are the same as the accounting policies described in Note 4 aa).

c)	Information about segment profit or loss, and assets

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

Year ended December 31, 2022
TNL Group (Note 1)

Revenue	$20,009,994
Cost of revenue	$(12,268,798)
Operating profit (loss)	$(3,416,684)
Depreciation and Amortization	$(1,491,654)
Interest income	$10,994
Interest expense	$(137,029)
Purchase of property, plant and equipment	$52,481
Segment asset	$26,534,165

	Year ended December 31, 2023
	TNL Group (Note 1)	MG Group (Note 3)	Total

Segment revenue	$20,708,223	$15,130,557	$35,838,780
Inter-segment revenue	-	-	-
Revenue from external customers	$20,708,223	$15,130,557	$35,838,780
Cost of revenue	$(12,515,830)	$(10,671,566)	$(23,187,396)
Operating profit (loss)	$(7,331,667)	$(63,944)	$(7,395,611)
Depreciation and Amortization	$(1,646,899)	$(1,188,658)	$(2,835,557)
Impairment loss	$-	$(298,424)	$(298,424)
Interest income	$18,131	$1,209	$19,340
Interest expense	$(239,216)	$(59,742)	$(298,958)
Purchase of property, plant and equipment	$76,767	$23,330	$100,097
Segment asset	$53,508,676	$66,107,591	$119,616,267

	Year ended December 31, 2024
	TNL Group (Note 2)	MG Group (Note 3)	Total

Segment revenue	$24,636,622	$23,868,682	$48,505,304
Inter-segment revenue	-	(11,407)	(11,407)
Revenue from external customers	$24,636,622	$23,857,275	$48,493,897
Cost of revenue	$(14,001,472)	$(16,753,868)	$(30,755,340)
Operating profit (loss)	$(51,174,681)	$(25,169,521)	$(76,344,202)
Depreciation and Amortization	$(1,609,824)	$(1,630,744)	$(3,240,568)
Impairment loss	$(3,500,910)	$(25,525,140)	$(29,026,050)
Listing expenses	$(38,160,746)	-	$(38,160,746)
Interest income	$20,695	$1,078	$21,773
Interest expense	$(8,063,217)	$(104,655)	$(8,167,872)
Purchase of property, plant and equipment	$60,419	$21,540	$81,959
Segment asset	$53,627,184	$39,287,893	$92,915,077

Note 1:	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.
Note 2:	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.

Note 3:	The Company acquired 100% of MG Group (including TNL Mediagene Inc., Mediagene Inc. and INFOBAHN Inc.) on May 25, 2023, please refer to Note 32 for details.

d)	Reconciliation for segment income (loss)

Revenue from external customers and segment income (loss) reported to the chief operating decision maker are measured using the same method as for revenue and operating profit in the financial statements. Thus, no reconciliation is needed.

e)	Information on products and services

Please refer to Note 22 for the disclosure by products and services.

f)	Geographical information

Geographical information for each of the December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31, 2022		Year ended December 31, 2023		Year ended December 31, 2024
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
Taiwan	$19,995,068	$15,287,534	$20,683,925	$13,699,720	$24,636,622	$13,338,197
Japan	14,926	-	15,154,855	87,968,155	23,857,275	60,602,248
	$20,009,994	$15,287,534	$35,838,780	$101,667,875	$48,493,897	$73,940,445

Note:	Excluding financial assets at fair value through profit or loss, financials assets at fair value through other comprehensive income, financial assets at amortized costs and deferred tax assets.

g)	Major customer information

The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022		2023		2024
	Amount	%	Amount	%	Amount	%
Customers
Customer A	$3,750,144	19	$1,307,996	4	$571,059	1